Supplementary Cash Flow Information	12 Months Ended
Mar. 31, 2020
Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information	SUPPLEMENTARY CASH FLOW INFORMATION
Net change in non-cash working capital items is as follows:

	March 31,
As at	2020	2019	2018
	$	$	$
Accounts receivable and other receivables	7,622	(5,121)	2,152
Income taxes receivable	(407)	716	(422)
Unbilled revenue	2,200	1,072	(4,976)
Tax credits receivable	185	(571)	(1,158)
Prepaids	377	(1,305)	(118)
Accounts payable and accrued liabilities	(4,673)	(9,760)	1,279
Deferred revenue	435	168	1,605
	5,739	(14,801)	(1,638)

Non-cash investing and financing activities, for the year ended March 31, 2020, included the acquisition of leasehold improvements from the lessor as lease incentives in an amount of $1,249,000 (2019 – nil).